Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable		$ 151,676				$ 119,333
Less: Allowance for doubtful accounts		(3,049)				(3,855)			$ (2,735)
Accounts receivable, net	$ 117,884	$ 148,627	$ 127,026	$ 96,474	$ 88,616	$ 115,478	$ 99,293	$ 81,629